LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2024	1,460	1,723
Additions	4,135	4,077
Amortization of right-of-use assets	(847)	—
Interest expense	—	249
Payments	—	(937)
Lease termination	(36)	(38)
Translation differences	(80)	(42)
As of December 31, 2024	4,632	5,032
As of January 1, 2023	1,818	2,072
Additions	75	75
Amortization of right-of-use assets	(436)	—
Interest expense	—	165
Payments	—	(567)
Lease termination	(41)	(40)
Translation differences	44	18
As of December 31, 2023	1,460	1,723

Schedule of Expense Relating to Payments Not Included in Measurement of Lease Liability	The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year ended December 31,
	2024	2023	2022
Short-term leases	317	567	441